T. ROWE PRICE Retirement Balanced Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  322,536 7,612 14,222 67,652,302 316,613
New Income Fund  250,568 8,013 11,896 30,617,023 242,181
International Bond Fund (USD
Hedged)  91,459 1,033 4,344 10,942,031 88,849
Emerging Markets Bond Fund  70,105 1,305 3,659 8,115,120 69,790
High Yield Fund  61,965 1,278 3,248 10,743,203 61,451
Dynamic Global Bond Fund  64,641 2,226 3,321 7,821,034 61,160
U.S. Treasury Long-Term Index
Fund  58,783 3,801 3,176 7,401,414 56,769
Floating Rate Fund  28,491 664 4,481 2,760,630 25,453
Total Bond Mutual Funds (Cost $1,039,272) 922,266
EQUITY MUTUAL FUNDS 40.0%
T. Rowe Price Funds:
Value Fund  104,794 224 14,306 2,446,750 99,583
Growth Stock Fund (2) 113,642 224 26,712 1,166,456 99,289
Equity Index 500 Fund  66,894 405 2,902 511,922 60,832
Overseas Stock Fund  54,825 119 4,826 4,061,409 49,265
U.S. Large-Cap Core Fund  35,919 6,655 1,633 1,316,444 44,219
International Value Equity Fund  46,152 102 4,573 2,756,045 43,132
International Stock Fund  46,824 100 4,646 2,281,156 41,631
Real Assets Fund  30,225 7,617 1,414 2,786,070 38,364
Hedged Equity Fund  – 35,050 11 3,459,038 35,248
Mid-Cap Growth Fund  25,029 57 613 256,157 26,020
Mid-Cap Value Fund  23,461 51 1,019 787,401 24,787
Emerging Markets Discovery
Stock Fund  20,557 46 3,006 1,465,857 19,188
Small-Cap Stock Fund  16,177 39 861 288,251 16,243
Emerging Markets Stock Fund  16,263 37 837 444,945 15,444
Small-Cap Value Fund  14,195 32 770 286,266 14,474
U.S. Equity Research Fund  24,059 43 12,494 299,766 13,199
New Horizons Fund (2) 10,363 25 307 196,850 10,870
Total Equity Mutual Funds (Cost $470,139) 651,788
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  193 11,963 11,983 1,687 169
Total Other Mutual Funds (Cost $168) 169

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 53,318 33,578 29,072 57,824,422 57,824
Total Short-Term Investments (Cost $57,824) 57,824
Total Investments in Securities 100.0%
(Cost $1,567,403) $ 1,632,047
Other Assets Less Liabilities (0.0)% (811)
Net Assets 100.0% $ 1,631,236
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (525) $ (2,386) $ 821
Emerging Markets Bond Fund  (721) 2,039 1,144
Emerging Markets Discovery Stock Fund  (452) 1,591 —
Emerging Markets Stock Fund  243 (19) —
Equity Index 500 Fund  8,465 (3,565) 258
Floating Rate Fund  (198) 779 611
Growth Stock Fund  (2,360) 12,135 —
Hedged Equity Fund  — 209 —
High Yield Fund  (258) 1,456 1,135
International Bond Fund (USD Hedged)  (705) 701 831
International Stock Fund  2,187 (647) —
International Value Equity Fund  1,571 1,451 —
Limited Duration Inflation Focused Bond Fund  (716) 687 —
Mid-Cap Growth Fund  416 1,547 —
Mid-Cap Value Fund  160 2,294 —
New Horizons Fund  153 789 —
New Income Fund  (1,683) (4,504) 2,713
Overseas Stock Fund  2,763 (853) —
Real Assets Fund  28 1,936 —
Small-Cap Stock Fund  446 888 —
Small-Cap Value Fund  303 1,017 —
Transition Fund  (103) (4) 13
U.S. Equity Research Fund  304 1,591 —
U.S. Large-Cap Core Fund  2 3,278 —
U.S. Treasury Long-Term Index Fund  (880) (2,639) 533
Value Fund  (1,541) 8,871 —
U.S. Treasury Money Fund, 5.40% — — 828
Totals $ 6,899# $ 28,642 $ 8,887+

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $8,887 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26, 2023, the Board approved the reorganization of the T. Rowe Price Retirement Balanced I Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or about February 16, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement Balanced Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement Balanced Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F145-054Q1 08/23